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                                                      OMB Number:      3235-0582
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number           811-21483
                                   __________________________________________

                                 Veracity Funds
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


          9900 Corporate Campus Drive, Suite 3000 Louisville, KY 40223
_____________________________________________________________________________
                    (Address of principal executive offices)

                                Matthew G. Bevin
                         Integrity Asset Management, LLC
                          9900 Corporate Campus Drive
                                   Suite 3000
                              Louisville, KY 40223
_____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   502-657-6460
                                                    ________________________

Date of fiscal year end:     February 28
                          ____________________

Date of reporting period:    April 1, 2004 - June 30, 2004
                          ________________________________

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)    Persons who are  to respond  to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Veracity Funds
            _________________________________________________________________

By (Signature and Title)*         /s/ Matthew G. Bevin
                         ____________________________________________________
                              Matthew G. Bevin, President
Date        August 31, 2004
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
---------------------------------------------------------------------------------------------------------------
06/08/04 - A    AFFILIATED MANAGERS GROUP,       008252108                           04/21/04                14
                INC. *AMG*
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    Split                Mgmt
                1.1   Elect Director William J. Nutt --- For
                1.2   Elect Director Sean M. Healey --- For
                1.3   Elect Director Richard E. Floor --- Withhold
                1.4   Elect Director Stephen J. Lockwood --- For
                1.5   Elect Director Harold J. Meyerman --- For
                1.6   Elect Director Robert C. Puff, Jr. --- For
                1.7   Elect Director Dr. Rita M. Rodriguez --- For
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
05/26/04 - A    ARRIS GROUP INC *ARRS*           04269Q100                           04/12/04                93
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Approve Omnibus Stock Plan                    For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/24/04 - A    BE AEROSPACE, INC. *BEAV*        073302101                           04/26/04               443
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Amend Employee Stock Purchase Plan            For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
05/27/04 - A    BROWN SHOE COMPANY, INC. *BWS*   115736100                           04/05/04                39
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/28/04 - A    CRESCENT REAL ESTATE EQUITIES    225756105                           04/29/04               106
                COMPANY *CEI*
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/16/04 - A    CSK AUTO CORP. *CAO*             125965103                           04/24/04               106
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Ratify Auditors                               For    For                  Mgmt
                3     Approve Executive Incentive Bonus Plan        For    For                  Mgmt
                4     Approve Omnibus Stock Plan                    For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/28/04 - A    ELECTRONICS BOUTIQUE HOLDINGS    286045109                           05/14/04                81
                CORP. *ELBO*
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Ratify Auditors                               For    For                  Mgmt
                3     Declassify the Board of Directors             For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/08/04 - A    FOREST CITY ENTERPRISES, INC.    345550107                           04/12/04                27
                *FCE.A*
----------------------------------------------------------------------------------------------------------------
                1    Elect Directors                                For    Split                Mgmt
                1.1  Elect Director Michael P. Esposito, Jr.--- For
                1.2  Elect Director Joan K. Shafran --- Withhold
                1.3  Elect Director Louis Stokes --- For
                1.4  Elect Director Stan Ross --- For
                2    Amend Stock Option Plan                        For    Against              Mgmt
                3    Ratify Auditors                                For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/02/04 - A    LABOR READY, INC. *LRW*          505401208                           04/08/04               100
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/02/04 - A    LONE STAR STEAKHOUSE & SALOON,   542307103                           04/23/04                96
                INC. *STAR*
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
05/26/04 - A    MPS GROUP INC *MPS*              553409103                           04/08/04               160
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Approve Omnibus Stock Plan                    For    For                  Mgmt
                3     Approve Non-Employee Director Omnibus         For    For                  Mgmt
                      Stock Plan
                4     Approve Executive Incentive Bonus Plan        For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
05/21/04 - A    OCULAR SCIENCES INC. *OCLR*      675744106                           04/12/04                42
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    Split                Mgmt
                1.1   Elect Director Edgar J. Cummins --- Withhold
                1.2   Elect Director Stephen J. Fanning --- Withhold
                1.3   Elect Director John D. Fruth --- Withhold
                1.4   Elect Director Terence M. Fruth --- Withhold
                1.5   Elect Director William R. Grant --- For
                1.6   Elect Director Terrance H. Gregg --- For
                1.7   Elect Director Howard P. Liszt --- For
                1.8   Elect Director Mary Jo Potter --- For
                2     Amend Omnibus Stock Plan                      For    Against              Mgmt
                3     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/24/04 - A    OVERNITE CORP. *OVNT*            690322102                           04/23/04               106
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/15/04 - A    PHILLIPS-VAN HEUSEN CORP.        718592108                           04/20/04                81
                *PVH*
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Amend Stock Option Plan                       For    For                  Mgmt
                3     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
05/19/04 - A    PRESIDENTIAL LIFE CORP. *PLFE*   740884101                           04/09/04                94
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    Split                Mgmt
                1.1   Elect Director Donald Barnes --- Withhold
                1.2   Elect Director Richard A. Giesser --- For
                1.3   Elect Director Herbert Kurz --- Withhold
                1.4   Elect Director P. Frederick Pape, Jr.--- For
                1.5   Elect Director Lawrence Rivkin --- For
                2     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/10/04 - A    RAMCO-GERSHENSON PROPERTIES      751452202                           04/12/04                50
                TRUST *RPT*
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
05/26/04 - A    SOURCECORP, INC. *SRCP*          836167106                           04/13/04                57
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    Split                Mgmt
                1.1   Elect Director Thomas C. Walker --- Withhold
                1.2   Elect Director Ed H. Bowman, Jr.--- Withhold
                1.3   Elect Director David Lowenstein --- Withhold
                1.4   Elect Director G. Michael Bellenghi --- Withhold
                1.5   Elect Director Michael J. Bradley --- For
                1.6   Elect Director Donald F. Moorehead, Jr.--- For
                1.7   Elect Director Edward M. Rowell --- For
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/04/04 - A    THE SPORTS AUTHORITY, INC.       84917U109                           04/28/04                38
                *TSA*
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Mtg             Company/                                            Mgmt   Vote      Record              Shares
Date/Type       Ballot Issues                    Security           Rec    Cast      Date      Prpnent    Voted
----------------------------------------------------------------------------------------------------------------
06/18/04 - A    ZORAN CORP. *ZRAN*               98975F101                           04/28/04               130
----------------------------------------------------------------------------------------------------------------
                1     Elect Directors                               For    For                  Mgmt
                2     Approve Omnibus Stock Plan                    For    Against              Mgmt
                3     Amend Non-Employee Director Stock Option      For    Against              Mgmt
                      Plan
                4     Amend Employee Stock Purchase Plan            For    For                  Mgmt
                5     Ratify Auditors                               For    For                  Mgmt
----------------------------------------------------------------------------------------------------------------